Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and Other Payables

(22)    Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Suppliers	581,882	561,883
VAT payable	9,999	8,954
Taxation authorities, withholdings payable	26,839	26,299
Social security payable	15,150	12,787
Other public entities	113,644	111,776
Other payables	165,632	159,816
Current income tax liabilities	5,966	1,917
	753,480	723,616

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.